Organization and Summary of Significant Accounting Policies (Details 18) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jun. 28, 2016
Cash Received From Stock Option Exercises And Related Income Tax Benefit
Cash Received from Stock Option Exercises	$ 139	$ 136	$ 364
Income Tax Benefit		$ 25	$ 196